Percentage of Ownership of Investments in Affiliated Companies (Detail)	Mar. 31, 2012	Mar. 31, 2011
Thai Wacoal Public Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	34.00%	34.00%
Shinyoung Wacoal Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	25.00%	25.00%
PT. Indonesia Wacoal
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	42.00%	42.00%
Taiwan Wacoal Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	50.00%	50.00%
House of Rose Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	20.00%	20.00%